Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jul. 01, 2015
Business Acquisition [Line Items]
Goodwill	$ 68,656	$ 68,660
Shannon Systems
Business Acquisition [Line Items]
Cash and cash equivalents			$ 1,903
Accounts receivable, net			946
Inventories			2,624
Other current assets			289
Property and equipment			71
Goodwill			33,204
Identifiable intangible assets			8,381
Accounts payable			(644)
Accrued expenses and other current liabilities			(1,209)
Net assets acquired			$ 45,565